Nature of the Organization and Business (Details)					12 Months Ended
	May 14, 2024 USD ($) $ / shares shares	Apr. 03, 2024 USD ($) $ / shares shares	May 31, 2023 shares	Mar. 10, 2023	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 12, 2023 shares
Nature of the Organization and Business [Line Items]
Incorporated date					Jan. 11, 2023	Jan. 11, 2023
Ordinary shares issued | shares			3,507,734
Aggregate gross proceeds								¥ 43,384,800
Percentage of owned equity interests				100.00%	51.00%	51.00%
Number of ordinary shares held | shares									5,605,564
Outstanding balances (in Yuan Renminbi)						¥ 17,250,000		¥ 18,200,000
Loss on deconsolidation of a subsidiary						9,090,000.00
Impairment loss						6,060,000.00
Purchase consideration						9,150,000
Total purchase price					$ 3,500,000	25,500,000
Remaining purchase consideration						16,350,000
Consideration payable						¥ 16,350,000
Customer Relationships [Member]
Nature of the Organization and Business [Line Items]
Estimated useful life						7 years 3 months
Class A Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued | shares	23,765
Ordinary share vote rights					one	one
Class B Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary share vote rights					twenty	twenty
Initial Public Offering [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued | shares		1,500,000
Ordinary shares price per share (in Dollars per share) | $ / shares	$ 4	$ 4
Aggregate gross proceeds | $	$ 95,060	$ 6,000,000